Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses [Abstract]
Transaction costs accrued for Cohen Capital Market	$ 1,003,500
Board of directors’ fees	780,000
Other	42,689	24,219
Total accrued expenses	$ 1,826,189	$ 24,219